Summary of Significant Accounting Policies (Details 6) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012
Fair value assumptions
Fair value of underlying instrument (in dollar per share)		$ 1.00
Stock-Based Compensation
Number of stock-based compensation plans		1
Segment Information
Number of operating segments	1	1
Basic and diluted net loss per common share calculation:
Difference between basic and diluted net loss per share of Common Stock		$ 0.00	$ 0.00
Level 3 measurement | Warrants
Fair value assumptions
Contractual life according to the remaining terms of the warrants		1 year 1 month 6 days
Dividend yield (as a percent)		0.00%	0.00%
Weighted average risk-free interest rate (as a percent)		0.62%	1.92%
Fair value of underlying instrument (in dollar per share)		$ 1.13	$ 1.00
Weighted average volatility (as a percent)		71.00%	80.00%